FAIR VALUE MEASUREMENTS - ADDITIONAL INFORMATION (Details) - CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash withdrawn from Trust Account for franchise and income taxes	$ (2,023,749)	$ 759,347	$ 1,264,402
U.S. Treasuries
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in Trust Account			309,688,279
Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in Trust Account	$ 310,899,678	$ 310,899,678	$ 152,096